Investment Securities (Tables)	6 Months Ended
Jun. 30, 2012
Investment Securities [Abstract]
Schedule Of Available For Sale And Held To Maturity Securities [Table Text Block]
Investment securities consisted of the following (in $1,000s):

	June 30, 2012		December 31, 2011
	Amortized Cost	Estimated Fair Value	Amortized Cost	Estimated Fair Value
Available for sale:
United States treasury	$3,499	$3,502	$4,004	$4,013
United States government agency	4,000	3,998
Mortgage-backed	9,424	9,493	10,537	10,592
Municipalities	103	106	275	278
	17,026	17,099	14,816	14,883
Held for long-term investment:
Capitol Development Bancorp Limited III	963	963	973	973
Other equity investments	1,806	1,806	1,764	1,764
	2,769	2,769	2,737	2,737

	$19,795	$19,868	$17,553	$17,620

Gross unrealized gains and losses and carrying value of available-for-sale securities
Gross unrealized gains and losses on investment securities available for sale were as follows (in $1,000s):

	June 30, 2012		December 31, 2011
	Gains	Losses	Gains	Losses

United States treasury	$4	$1	$9
United States government agency		2
Mortgage-backed	72	3	70	$16
Municipalities	3		4

	$79	$6	$83	$16

The age of gross unrealized losses and carrying value (at estimated fair value) of securities available for sale are summarized below (in $1,000s):

	June 30, 2012		December 31, 2011
	Unrealized Loss	Carrying Value	Unrealized Loss	Carrying Value
One year or less:
United States treasury	$1	$1,499
United States government agency	2	3,998
Mortgage-backed			$16	$6,674
	$3	$5,497	$16	$6,674
In excess of one year:
Mortgage-backed	$3	$2,877	$--	$--

Scheduled maturities of investment securities
Scheduled maturities of investment securities held as of June 30, 2012 were as follows (in $1,000s):

	Amortized Cost	Estimated Fair Value

Due in one year or less	$3,507	$3,510
After one year, through five years	4,103	4,105
After ten years	9,416	9,484
Securities held for long-term investment without stated maturities	2,769	2,769

	$19,795	$19,868